Investment Risks - Nuveen Impact Bond ETF	Sep. 04, 2026
Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Call Risk—If, during periods of falling interest rates, an issuer exercises its right to prepay principal on its higher-yielding debt securities held by the Fund prior to the scheduled maturity date, the Fund may have to reinvest in debt securities with lower yields or higher risk of default, which may adversely impact the Fund’s performance.

Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Redemption Risk—The Fund’s investment strategy may require it to effect redemptions, in whole or in part, in cash. In order to obtain the cash needed for a redemption, the Fund may be required to sell portfolio securities, which may cause the Fund to incur certain costs such as brokerage costs and recognize capital gains or losses that it might not have recognized if it had satisfied the redemption in-kind. Therefore, to the extent the Fund effects redemptions in cash, it may pay out higher annual capital gain distributions than if it satisfied redemptions entirely in-kind. These costs may decrease the Fund’s NAV to the extent not offset by a transaction fee payable by an authorized participant.

Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk—The Fund may be subject to counterparty risk. If the Fund enters into an investment or transaction that depends on the performance of another party, the Fund becomes subject to the credit risk of that counterparty. The Fund's ability to profit from these types of investments and transactions depends on the willingness and ability of the Fund’s counterparty to perform its obligations. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, resulting in a loss to the Fund.

Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk—Credit risk is the risk that an issuer or other obligated party of a debt security may be, or perceived (whether by market participants, rating agencies, pricing services or otherwise) to be, unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments.

Credit Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Spread Risk—Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market believes that bonds generally have a greater risk of default. Increasing credit spreads may reduce the market values of the Fund’s debt securities. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-maturity securities.

Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. securities, the value of dividends and interest earned from such securities, and gains and losses realized on the sale of such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.

Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider, a financial intermediary or the issuers of securities held by the Fund to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund, its service providers or the issuers of securities held by the Fund may adversely impact the Fund or its shareholders. Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.

Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivative instruments can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset, and the risks associated with investing in such derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments, including leverage risk, market risk, counterparty risk, liquidity risk, operational risk and legal risk. These instruments may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives can result in losses that greatly exceed the original investment. Derivatives can be highly volatile, illiquid and difficult to value. An over-the-counter derivative transaction between the Fund and a counterparty that is not cleared through a central counterparty also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments. The payment obligation for a cleared derivative transaction is guaranteed by a central counterparty, which exposes the Fund to the creditworthiness of the central counterparty.

Dollar Roll Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Dollar Roll Transaction Risk—The use of dollar rolls can increase the volatility of the Fund’s share price, and it may have an adverse impact on performance unless the sub-adviser correctly predicts mortgage prepayments and interest rates. These transactions are subject to the risk that the counterparty to the transaction may not, or may be unable to, perform in accordance with the terms of the instrument.

Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk—The risks of foreign investment often increases in countries with emerging markets or that are otherwise economically tied to emerging market countries. For example, these countries may have more unstable governments than developed countries and their economies may be based on only a few industries. Emerging market countries may also have less stringent regulation of accounting, auditing, financial reporting and recordkeeping requirements. As a result, there could be less information about issuers in emerging market countries, which could negatively affect the ability of the Fund’s sub-adviser to evaluate local companies or their potential impact on the Fund’s performance. Because their financial markets may be very small, prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may have lower overall liquidity than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging market countries and may be subject to foreign government intervention, including the imposition of capital controls and/or sanctions. Shareholder claims and regulatory actions that are available in the U.S. may be difficult or impossible to pursue in emerging market countries.

Floating and Variable Rate Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Floating and Variable Rate Securities Risk—Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad, as well as armed conflicts, sanctions imposed by the United States, terrorism, and different legal, regulatory and tax environments. Foreign investments may also have lower liquidity and be more difficult to value than investments in U.S. issuers. To the extent the Fund invests a significant portion of its assets in the securities of companies in a single country or region, it may be more susceptible to adverse economic, market, political or regulatory events or conditions affecting that country or region. Foreign investments may also be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and less stringent accounting, corporate governance, financial reporting and disclosure standards.

High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High Yield Securities Risk—High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, and unrated securities of comparable quality are high risk investments that may cause income and principal losses for the Fund. They generally are considered to be speculative with respect to the ability to pay interest and repay principal, have greater credit risk, are less liquid, are more likely to experience a default and have more volatile prices than investment grade securities, especially during periods of uncertainty or market turmoil.

Illiquid Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Illiquid Investments Risk—Certain securities held by the Fund could be or become illiquid investments, which may be difficult to sell for the value at which they are carried, if at all, or at any price within the desired time frame.

Impact Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Impact Strategy Risk—The use of the Impact framework may affect the Fund’s investment performance and, as such, the Fund may perform differently compared to similar funds that do not use such criteria. It is possible that the investments identified by NAM as being aligned with its Impact framework will not operate as expected or that, because the assessment of whether an issuer meets the Impact framework is conducted at the time of investment, an issuer initially meeting the criteria will not continue to do so over time.

Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk—The Fund’s income could decline during periods of falling interest rates or when the Fund experiences defaults on debt securities it holds.
Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk—Interest rate risk is the risk that the value of the Fund’s fixed-rate securities will decline because of rising interest rates. Changing interest rates, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent that it is exposed to such interest rates. Fixed-rate securities may be subject to a greater risk of rising interest rates than would normally be the case due to the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Higher periods of inflation could lead to government fiscal policies which raise interest rates. When interest rates change, the values of fixed-rate securities with longer durations or maturities usually change more than the values of fixed-rate securities with shorter durations or maturities. Conversely, fixed-rate securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-rate securities with longer durations or maturities. Rising interest rates also may lengthen the duration of fixed-rate securities with call features, since exercise of the call becomes less likely as interest rates rise, which in turn will make the securities more sensitive to changes in interest rates and result in even steeper price declines in the event of further interest rate increases. The Fund is also subject to the risk that the income generated by its investments may not keep pace with inflation. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. In general, changing interest rates, including rates that fall below zero, or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-rate or debt markets, making it more difficult for the Fund to sell fixed-rate securities. Changes in interest rates may also lead to an increase in Fund redemptions, which may result in higher portfolio turnover costs, thereby adversely affecting the Fund’s performance.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk—The market value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably and for short or extended periods of time, due to the particular circumstances of individual issuers or due to general conditions impacting issuers more broadly. Global economies and financial markets have become highly interconnected, and thus economic, market or political conditions or events in one country or region might adversely impact the value of the Fund’s investments whether or not the Fund invests in such country or region. Events such as war, tariffs, sanctions, and other trade restrictions, terrorism, geopolitical events, financial system instability, natural and environmental disasters and the spread of infectious illnesses or other public health emergencies may have a severe negative impact on the global economy, could cause financial markets to experience extreme volatility and losses, and could result in the disruption of trading and the reduction of liquidity in many instruments. Additionally, to the extent the rate of inflation increases, the value of the Fund’s assets may decline.

Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Liquidity Risk—Reductions in trading activity or dealer inventories of securities such as bonds, which provide an indication of the ability of financial intermediaries to “make markets” in those securities, have the potential to decrease liquidity and increase price volatility in the markets in which the Fund invests, particularly during periods of economic or market stress. In addition, federal banking regulations may cause certain dealers to reduce their inventories of securities, which may further decrease the Fund’s ability to buy or sell securities. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. Although only certain institutional investors are entitled to redeem shares of the Fund (as described in more detail under “Purchase and Sale of Fund Shares” below), if the Fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or for other cash needs, the Fund may suffer a loss and hurt performance.

Market Trading Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risks—The Fund is an ETF, and as with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Fund share typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy Fund shares on the secondary market, and you may receive more or less than NAV when you sell those shares. Although the Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads (which may be especially pronounced for smaller funds). Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). In times of market stress, the Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more significant differences between the Fund’s market price and its NAV. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for the Fund’s shares. In the event market makers cease making a market in the Fund’s shares or authorized participants stop submitting creation or redemption orders, Fund shares may trade at a larger premium or discount to NAV.

Mortgage and Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mortgage- and Asset-Backed Securities Risk—Mortgage- and asset-backed securities generally can be prepaid at any time, and prepayments that occur either more quickly or more slowly than expected can adversely impact the value of such securities. They are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. Mortgage-backed securities are particularly sensitive to prepayment risk, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities. A mortgage-backed security may be negatively affected by the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. Mortgage- and asset-backed securities that are not backed by the full faith and credit of the U.S. government (i.e., non-agency mortgage-backed securities) are subject to the risk of default on the underlying mortgage, loan or asset, particularly during periods of economic downturn.

Regulation S Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulation S Securities Risk—Regulation S securities may be less liquid than publicly traded securities because of legal or contractual restrictions on resale. Regulation S securities may not be subject to the disclosure and other investor protection requirements that would be applicable to publicly traded securities. As a result, Regulation S securities may involve a high degree of business and financial risk and may result in losses.

Prepayment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Prepayment Risk—Prepayment risk is the risk that the borrower of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as the Fund may be required to reinvest the proceeds of any prepayment at lower interest rates.

Service Provider Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Service Provider Operational Risk—The Fund’s service providers, such as the Fund’s administrator, custodian or transfer agent, may experience disruptions or operating errors that could negatively impact the Fund. Although service providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

TEFRA Bond Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
TEFRA Bond Subsidiary Risk—The Fund may seek exposure to TEFRA Bonds through investment of up to 25% of its total assets in the TEFRA Bond Subsidiary. Under the applicable U.S. Treasury regulations, income from the TEFRA Bond Subsidiary will only be considered qualifying income under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), if certain conditions are met. The tax treatment of the investments in the TEFRA Bond Subsidiary could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

Unrated Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Unrated Security Risk—Unrated securities determined by the Fund’s sub-adviser to be of comparable quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated securities and be subject to a greater risk of illiquidity or price changes. Less public information is typically available about unrated securities or issuers than rated securities or issuers.

U S Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk—U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued or guaranteed by U.S. government agencies and instrumentalities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government or may be subject to certain limitations. No assurance can be given that the U.S. government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so, which may increase the risk of loss to the Fund.

Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk—The debt securities in which the Fund invests typically are valued by a pricing service utilizing a range of market-based inputs and assumptions, including price quotations obtained from broker-dealers making markets in such instruments, cash flows and transactions for comparable instruments. There is no assurance that the Fund will be able to buy or sell a portfolio security at the price established by the pricing service, which could result in a gain or loss to the Fund. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. Over certain time periods, such differences could materially impact the performance of the Fund, which may not be sustainable. Alternative pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same securities. As a result, if the Fund were to change pricing services, or if the Fund’s pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the Fund’s net asset value.

Wholly Owned Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Wholly Owned Subsidiary Risk—Neither the Regulation S Subsidiary nor the TEFRA Bond Subsidiary (together with the Regulation S Subsidiary, the “Subsidiaries”) is registered under the Investment Company Act of 1940 (the “1940 Act”), and therefore, as an investor in the Subsidiaries, the Fund does not have all of the protections offered to investors by the 1940 Act. However, the Subsidiaries are wholly owned and controlled by the Fund and managed by NAM. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiaries to operate anticipated and could adversely affect the Fund.

Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk—The Fund’s sub-adviser actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the investment techniques and risk analyses employed by the Fund’s sub-adviser, including its use of proprietary and third-party technology systems, models, algorithms and data management software, may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.